Amount Due to Related Parties (Details Narrative) - USD ($)	Feb. 28, 2017	Dec. 31, 2016
Amount Due To Related Parties Details Narrative
Amount due to related parties	$ 280,423	$ 323,287
Amount due to director	$ 1,322